U.S. Securities and Exchange Commission
				  Washington, D.C.  20549

					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2




1.  Name and address of Issuer:

    Merrill Lynch Variable Series Fund, Inc.
    P.O. Box 9011
    Princeton, N.J.  08543-9011


2. Name of each series or class of funds for which this notice is filed:

    Domestic Money Market Fund
    Reserve Assets Fund
    Prime Bond Fund
    High Current Income Fund
    Quality Equity Fund
    Equity Growth Fund
    Flexible Strategy Fund
    Natural Resources Focus Fund
    American Balanced Fund
    Global Strategy Focus Fund
    Basic Value Focus Fund
    World Income Focus Fund
    Global utility Focus Fund
    International Equity Focus Fund
    Developing Capital Markets Focus Fund
    International Bond Fund
    Intermediate Government Bond Fund

3.  Investment Company Act File Number:   811-3290

    Securities Act File Number:   2-74452


4.  Last day of fiscal year for which this notice is filed:

		 December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

		     [  ]

6.  Date of termination of issuer's declaration under rule
    24f-2(a)(1), if applicable :



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    Domestic Money Market Fund               0 shares
    Reserve Assets Fund                            0 shares
    Prime Bond Fund                                 0 shares
    High Current Income Fund                    0 shares
    Quality Equity Fund                              0 shares
    Equity Growth Fund                              0 shares
    Flexible Strategy Fund                          0 shares
    Natural Resources Focus Fund             0 shares
    American Balanced Fund                      0 shares
    Global Strategy Focus Fund                  0 shares
    Basic Value Focus Fund                       0 shares
    World Income Focus Fund                    0 shares
    Global Utility Focus Fund                       0 shares
    International Equity Focus Fund             0 shares
    Developing Capital Markets Focus Fund  0 shares
    International Bond Fund                         0 shares
    Intermediate Government Bond Fund       0 shares

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    Domestic Money Market Fund                   0 shares
    Reserve Assets Fund                                0 shares
    Prime Bond Fund                                     0 shares
    High Current Income Fund                        0 shares
    Quality Equity Fund                                  0 shares
    Equity Growth Fund                                  0 shares
    Flexible Strategy Fund                              0 shares
    Natural Resources Focus Fund                 0 shares
    American Balanced Fund                         0 shares
    Global Strategy Focus Fund                     0 shares
    Basic Value Focus Fund                          0 shares
    World Income Focus Fund                       0 shares
    Global utility Focus Fund                          0 shares
    International Equity Focus Fund               0 shares
    Developing Capital Markets Focus Fund    0 shares
    International Bond Fund                           0 shares
    Intermediate Government Bond Fund         0 shares

9. Number and aggregate sale price of securities sold during the fiscal year:

    Domestic Money Market Fund            111,267,159 shares  $111,267,159
    Reserve Assets Fund                   6,811,139 shares  $   6,811,139
    Prime Bond Fund                       3,880,829 shares  $ 45,621,465
    High Current Income Fund              5,980,682 shares  $ 65,910,048
    Quality Equity Fund                   2,793,165 shares  $ 82,433,320
    Equity Growth Fund                    3,628,361 shares  $ 86,301,010
    Flexible Strategy Fund	               1,290,613 shares  $ 19,615,145
    Natural Resources Focus Fund          474,971 shares   $  5,198,077
    American Balanced Fund                2,201,026 shares   $ 30,814,364
    Global Strategy Focus Fund            2,383,467 shares    $ 28,913,701
    Basic Value Focus Fund                7,762,209 shares    $ 98,591,635
    World Income Focus Fund               481,318 shares    $  4,592,255
    Global utility Focus Fund             782,432 shares    $  7,896,815
    International Equity Focus Fund       2,540,187 shares    $ 26,767,717
    Developing Capital Markets Focus Fund  2,555,725 shares    $ 23,265,598
    International Bond Fund                937,367 shares    $ 9,691,745
    Intermediate Government Bond Fund      2,173,331 shares    $ 22,410,622


			         Total          157,943,981 shares   $676,101,815


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Domestic Money Market Fund            111,267,159 shares  $111,267,159
    Reserve Assets Fund                   6,811,139 shares  $   6,811,139
    Prime Bond Fund                       3,880,829 shares  $ 45,621,465
    High Current Income Fund              5,980,682 shares  $ 65,910,048
    Quality Equity Fund                   2,793,165 shares  $ 82,433,320
    Equity Growth Fund                    3,628,361 shares  $ 86,301,010
    Flexible Strategy Fund	               1,290,613 shares  $ 19,615,145
    Natural Resources Focus Fund          474,971 shares   $  5,198,077
    American Balanced Fund                2,201,026 shares   $ 30,814,364
    Global Strategy Focus Fund            2,383,467 shares    $ 28,913,701
    Basic Value Focus Fund                7,762,209 shares    $ 98,591,635
    World Income Focus Fund               481,318 shares    $  4,592,255
    Global utility Focus Fund             782,432 shares    $  7,896,815
    International Equity Focus Fund       2,540,187 shares    $ 26,767,717
    Developing Capital Markets Focus Fund 2,555,725 shares    $ 23,265,598
    International Bond Fund               937,367 shares    $ 9,691,745
    Intermediate Government Bond Fund     2,173,331 shares    $ 22,410,622

			         Total          157,943,981 shares   $676,101,815

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable :

    Domestic Money Market Fund      17,571,280 shares    $ 17,571,280
    Reserve Assets Fund			       1,582,801 shares    $   1,582,801
    Prime Bond Fund			       2,612,921 shares    $ 30,585,478
    High Current Income Fund		       2,792,967 shares    $ 30,645,264
    Quality Equity Fund			          651,881 shares    $ 18,002,604
    Equity Growth Fund			            41,296 shares    $     889,063
    Flexible Strategy Fund 		          896,275 shares    $ 13,101,282
    Natural Resources Focus Fund	            63,806 shares    $     835,170
    American Balanced Fund              529,259 shares    $   7,173,644
    Global Strategy Focus Fund		       1,452,481 shares     $ 17,112,643
    Basic Value Focus Fund		       1,538,264 shares     $ 10,403,524
    World Income Focus Fund		          727,949 shares     $  6,851,555
    Global Utility Focus Fund		          517,492 shares     $  5,144,108
    International Equity Focus Fund	         898,135 shares     $  9,331,626
    Developing Capital Markets Focus Fund    36,009 shares     $     332,002
    International Bond Fund		            77,732 shares     $     795,218
    Intermediate Government Bond Fund        161,544 shares     $  1,670,786


				Total           32,152,092 shares     $172,028,048


12.  Calculation of registration fee:

A) Domestic Money Market Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $111,267,159

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $ 17,571,280

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $188,460,308

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $0

B) Reserve Assets Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  6,811,139

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  1,582,801

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 15,081,975

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $0

C) Prime Bond Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  45,621,465

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  30,585,478

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 27,181,488

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 49,025,455
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $16,905.33

D) High Current Income Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  65,910,048

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  30,645,264

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 13,092,078

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 83,463,234
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $28,780.43

E) Quality Equity Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  82,433,320

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  18,002,604

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $ 15,180,783

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 85,255,141
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $29,398.32

F) Equity Growth Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $  86,301,010

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $      889,063

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  8,536,475

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 78,653,598
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  27,121.93

G) Flexible Strategy Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   19,615,145

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $   13,101,282

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  21,921,049

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 10,795,378
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  3,722.54

H) Natural Resources Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   5,198,077

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $     835,170

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  6,852,669
     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

I) American Balanced Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   30,814,364

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $     7,173,644

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  12,151,661

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 25,836,347
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  8,909.09

J) Global Strategy Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   28,913,701

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  17,112,643

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $  56,008,034
     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

K) Basic Value Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   98,591,635

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  10,403,524

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   8,076,571

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 100,918,588
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  34,799.51

L) World Income Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   4,592,255

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  6,851,555

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   9,863,555

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 1,580,255
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  544.92

M) Global Utility Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   7,896,815

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $  5,144,108

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   15,567,315

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 0
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  0

N) International Equity Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   26,767,717

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $   9,331,626

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   21,945,941


     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 14,153,402
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  4,880.48

O) Developing Capital Markets Focus Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   23,265,598

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $     332,002

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   4,592,826


     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 19,004,774
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  6,553.37

P) International Bond Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   9,691,745

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $     795,218

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   3,269,924


     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 7,217,039
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  2,488.63

Q) Intermediate Government Bond Fund

     (i)   Aggregate sale price of securities
	   sold during the fiscal year in
	   reliance on rule 24f-2
	   (from Item 10):                          $   22,410,622

     (ii)  Aggregate price of shares issued
	   in connection with dividend
	   reinvestment plans (from Item
	   11, if applicable):                    + $     1,670,786

     (iii)Aggregate price of shares redeemed
	  or repurchased during the fiscal
	  year (if applicable):                   - $   3,238,873

     (iv) Aggregate price of shares redeemed
	  or repurchased and previously
	  applied as a reduction to
	  filing fees pursuant to rule
	  24e-2 (if applicable):                  + $0

     (v)  Net aggregate price of securities
	  sold and issued during the
	  fiscal year in reliance upon
	  rule 24f-2 [line (i), plus line (ii),     $ 20,842,535
	  less line (iii), plus line (iv)]
	  (if applicable):

     (vi) Multiplier prescribed by Section
	  6(b) of the Securities Act of
	  1933 or other applicable law or
	  regulation :                          x    1/2900

     (vii)Fee due [line (i) or line (v)
	  multiplied by line (vi)]:                 $  7,187.08


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
     (17 CFR 202.3a).

		       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

		February 26, 1996


			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By

	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date February 26, 1996